Retirement Benefit Plans (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Apr. 29, 2011	Apr. 30, 2010	Apr. 24, 2009
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets [Abstract]
Accumulated benefit obligation	$ 396	$ 363
Projected benefit obligation	437	393
Plan assets at fair value	193	183
Defined Benefit Plan Plans With Benefit Obligations In Excess Of Plan Assets Abstract
Projected benefit obligation	474	675
Plan assets at fair value	225	420
Weighted average assumptions - projected benefit obligation:
Initial healthcare cost trend rate pre-65	7.75%
Initial healthcare cost trend rate post-65	7.50%
United States Pension Plans of US Entity, Defined Benefit [Member]
Amounts That Will Be Amortized From Accumulated Other Comprehensive Income Loss In Next Fiscal Year Disclosure [Line Items]
Amortization of prior service cost	(1)
Amortization of net actuarial loss	(45)
Total	44
United States Pension Plans of US Entity, Defined Benefit [Member]
Net Periodic Benefit Costs Disclosure [Line Items]
Service cost	87	63	74
Interest cost	77	68	60
Expected return on plan assets	(106)	(100)	(99)
Amortization of prior service costs	(2)	(1)	(1)
Amortization of net actuarial loss	34	2	6
Net periodic benefit cost	90	32	40
Special termination benefits	13	7
Defined Benefit Plan, Total Cost for Period	103	39	40
United States Pension Plans of US Entity, Defined Benefit [Member]
Weighted average assumptions - projected benefit obligation:
Discount rate	5.80%	6.05%	8.25%
Rate of compensation increase	3.80%	3.80%	4.00%
Weighted average assumptions - net periodic benefit cost:
Discount rate	6.05%	8.25%	6.75%
Expected return on plan assets	8.25%	8.25%	8.75%
Rate of compensation increase	3.80%	4.00%	4.24%
Defined Benefit Plan, Plan Assets, Target Allocations [Abstract]
Equity securities	50.00%	55.00%
Debt securities	20.00%	20.00%
Other	30.00%	25.00%
Total	100.00%	100.00%
Foreign Pension Plans, Defined Benefit [Member]
Amounts That Will Be Amortized From Accumulated Other Comprehensive Income Loss In Next Fiscal Year Disclosure [Line Items]
Amortization of prior service cost	2
Amortization of net actuarial loss	(4)
Total	6
Foreign Pension Plans, Defined Benefit [Member]
Net Periodic Benefit Costs Disclosure [Line Items]
Service cost	39	27	29
Interest cost	26	22	19
Expected return on plan assets	(27)	(24)	(20)
Amortization of prior service costs	1	1	1
Amortization of net actuarial loss	5	1
Curtailment gain		(1)
Net periodic benefit cost	44	26	29
Defined Benefit Plan, Total Cost for Period	44	26	29
Foreign Pension Plans, Defined Benefit [Member]
Weighted average assumptions - projected benefit obligation:
Discount rate	4.75%	4.68%	5.41%
Rate of compensation increase	2.97%	3.05%	2.90%
Weighted average assumptions - net periodic benefit cost:
Discount rate	4.68%	5.41%	5.37%
Expected return on plan assets	5.71%	5.78%	5.97%
Rate of compensation increase	3.05%	2.90%	3.10%
Defined Benefit Plan, Plan Assets, Target Allocations [Abstract]
Equity securities	41.00%	40.00%
Debt securities	23.00%	15.00%
Other	36.00%	45.00%
Total	100.00%	100.00%
Other Postretirement Benefit Plans, Defined Benefit [Member]
Amounts That Will Be Amortized From Accumulated Other Comprehensive Income Loss In Next Fiscal Year Disclosure [Line Items]
Amortization of prior service cost
Amortization of net actuarial loss	(4)
Total	4
Other Postretirement Benefit Plans, Defined Benefit [Member]
Net Periodic Benefit Costs Disclosure [Line Items]
Service cost	18	12	14
Interest cost	16	14	12
Expected return on plan assets	(13)	(9)	(12)
Amortization of net actuarial loss	5	2
Net periodic benefit cost	26	19	14
Special termination benefits	2	2
Defined Benefit Plan, Total Cost for Period	$ 28	$ 21	$ 14
Other Postretirement Benefit Plans, Defined Benefit [Member]
Weighted average assumptions - projected benefit obligation:
Discount rate	5.80%	6.05%	8.25%
Initial healthcare cost trend rate pre-65	7.75%	8.00%	8.50%
Initial healthcare cost trend rate post-65	7.50%	7.75%	8.50%
Weighted average assumptions - net periodic benefit cost:
Discount rate	6.05%	8.25%	6.75%
Expected return on plan assets	8.25%	8.25%	8.75%
Initial healthcare cost trend rate pre-65	8.00%	8.50%	9.00%
Initial healthcare cost trend rate post-65	7.75%	8.00%	9.00%